Fair value (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
(a)	Financial instruments measured at their fair value and fair value hierarchy
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	682,341	381,844	487,352	1,551,537
Debt instruments measured at fair value through other comprehensive income	10,779,395	3,230,634	—	14,010,029
Equity instruments measured at fair value through other comprehensive income	1,119,620	6,102	—	1,125,722
Derivatives receivable	—	220,776	—	220,776

	12,581,356	3,839,356	487,352	16,908,064

Accrued interest				178,444

Total financial assets				17,086,508

Financial liabilities
Derivatives payable	—	222,305	—	222,305

(*)	As of December 31, 2019 and 2018, correspond mainly to participations in mutual funds and investment funds.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	811,238	352,273	407,957	1,571,468
Debt instruments measured at fair value through other comprehensive income	9,822,970	3,320,556	—	13,143,526
Equity instruments measured at fair value through other comprehensive income	843,646	1,671	—	845,317
Derivatives receivable	—	185,376	—	185,376

	11,477,854	3,859,876	407,957	15,745,687

Accrued interest				185,067

Total financial assets				15,930,754

Financial liabilities
Derivatives payable	—	154,116	—	154,116

Summary of significant unobservable inputs used in fair value measurement of assets	The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation	Sensitivity of inputs to fair value
Royalty Pharma	DCF Method	Sales forecast	Average sector analysis, estimates	10 percent increase (decrease) in the sales forecast would result in increase (decrease) in fair value by S/10,307,000.
500 basis points increase in the WACC would result in decrease in fair value by S/16,587,000.
		WACC	8.0%	500 basis points decrease in the WACC would result in increase in fair value by S/23,171,000.
Mutual funds and investment funds participations	DCF Method	Discount rate	Depends on the credit risk	500 basis points increase in the discount rate would result in decrease in fair value by S/3,162,000.
500 basis points decrease in the discount rate would result in increase in fair value by S/4,103,000.
		WACC	9.0%	500 basis points increase in the WACC would result in decrease in fair value by S/686,000.
500 basis points decrease in the WACC would result in increase in fair value by S/812,000.
	Comparable multiples	Price-to-sales ratio	Depends on industry’s entity	10 percent increase (decrease) in the price-to-sales ratio would result in increase (decrease) in fair value by S/3,609,000.
	Equity value		Depends on the credit risk	500 basis points increase (decrease) in the equity value would result in increase (decrease) in fair value by S/3,000.

Summary of fair value measurement of assets
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2019	2018
	S/(000)	S/(000)
Initial balance as of January 1	407,957	261,737
Purchases	222,098	151,231
Sales	(150,575)	(61,328)
Total gain recognized on the consolidated statement of income	7,872	56,317

Balance as of December 31	487,352	407,957

Summary of fair value measurement of assets and liabilities levels of hierarchy
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2019					As of December 31, 2018
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	11,128,875	—	11,128,875	11,128,875	—	8,380,411	—	8,380,411	8,380,411
Inter-bank funds	—	85,006	—	85,006	85,006	—	495,037	—	495,037	495,037
Investments at amortized cost	929,333	1,398,970	—	2,328,303	2,206,986	700,177	1,156,148	—	1,856,325	1,884,067
Loans, net	—	38,115,562	—	38,115,562	37,136,853	—	33,276,930	—	33,276,930	32,960,917
Due from customers on acceptances	—	139,685	—	139,685	139,685	—	132,961	—	132,961	132,961
Other accounts receivable and other assets, net	—	630,430	—	630,430	630,430	—	1,106,659	—	1,106,659	1,106,659

Total	929,333	51,498,528	—	52,427,861	51,327,835	700,177	44,548,146	—	45,248,323	44,960,052

Liabilities
Deposits and obligations	—	38,099,641	—	38,099,641	38,093,224	—	33,699,626	—	33,699,626	33,681,950
Inter-bank funds	—	169,138	—	169,138	169,138	—	—	—	—	—
Due to banks and correspondents	—	3,982,373	—	3,982,373	3,979,637	—	4,291,346	—	4,291,346	4,293,361
Bonds, notes and other obligations	5,073,917	2,044,630	—	7,118,547	6,890,290	5,569,970	895,427	—	6,465,397	6,496,778
Due from customers on acceptances	—	139,685	—	139,685	139,685	—	132,961	—	132,961	132,961
Insurance contract liabilities	—	11,338,810	—	11,338,810	11,338,810	—	10,300,468	—	10,300,468	10,300,468
Other accounts payable and other liabilities	—	1,634,243	—	1,634,243	1,634,243	—	1,367,644	—	1,367,644	1,367,644

Total	5,073,917	57,408,520	—	62,482,437	62,245,027	5,569,970	50,687,472	—	56,257,442	56,273,162

The methodologies and assumptions used to determine fair values depend on the terms and risk characteristics of each financial instrument and they include the following:

(i)
Long-term fixed-rate and variable-rate loans are assessed by the Group based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the estimated losses of these loans. As of December 31, 2019 and 2018, the book value of loans, net of allowances, was not significantly different from the calculated fair values.

(ii)
Instruments whose fair value approximates their book value: For financial assets and financial liabilities that are liquid or have short-term maturity (less than 3 months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable-rate financial instruments.

(iii)
Fixed-rate financial instruments: The fair value of fixed-rate financial assets and financial liabilities at amortized cost is determined by comparing market interest rates when they were first recognized with current market rates related to similar financial instruments for their remaining term to maturity. The fair value of fixed interest rate deposits is based on discounted cash flows using market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued, the fair value is determined based on quoted market prices. When quotations are not available, a discounted cash flow model is used based on the yield curve of the appropriate interest rate for the remaining term to maturity.